Long-Term Investment (Details) - USD ($)		6 Months Ended
	May 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Long-Term Investment, Net [Line Items]
Total consideration (in Dollars)	$ 2,478,000		$ 2,478,000
Impairment loss (in Dollars)		$ (1,356,618)
Ms. Li Yulan [Member]
Long-Term Investment, Net [Line Items]
Equity interest	90.00%
Ms. Li Yulan [Member] | Maximum [Member]
Long-Term Investment, Net [Line Items]
Equity interest		65.22%
Ms. Li Yulan [Member] | Minimum [Member]
Long-Term Investment, Net [Line Items]
Equity interest		10.00%
Planty Holding Limited [Member]
Long-Term Investment, Net [Line Items]
Equity interest	24.78%
While Ms. Li Yulan [Member]
Long-Term Investment, Net [Line Items]
Equity interest		24.78%